Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of commitments and contingencies [abstract]
Summary of Updated Delivery Dates for Certain River Vessels	The aggregate contract price of the river vessels on order listed in the table below was $826.0 million, based on the euro to U.S. dollar exchange rate as of December 31, 2025, which was 1.17. In December 2025, the Group was informed that the delivery of eight river vessels would be delayed. Two vessels originally scheduled for delivery in December 2025 will now be delivered in 2026 and six vessels originally scheduled for delivery in the first half of 2026 will now be delivered later in 2026. The table below reflects the updated delivery timing.

River Vessels	Number of Vessels	Expected Delivery
Longships	7	2026
Longship-Seine	1	2026
Longships	4	2027
Longship-Douro	1	2027
Longships	4	2028
Total	17

Summary of Options for Additional River Vessels

In 2025, the Group secured the following options for additional river vessels:

River Vessels - Options	Number of Vessels	Expected Delivery	Option Exercise Date
Longships	4	2029	September 2026
Longships	4	2030	September 2027
Longships	4	2031	September 2028
Longships	4	2032	September 2029

Summary of Financing for All Ships

Ocean Ships	Expected Delivery
Viking Mira	2026
Viking Libra	2026
Viking Astrea	2027
Viking Lyra	2028
Ship XVII	2028
Ship XVIII	2029
Ship XIX	2029
Ship XX	2030

Summary of Shipbuilding Contracts for Ships

In 2025, the Group entered into shipbuilding contracts for the ships outlined below conditioned upon certain financing conditions. If the financing conditions are not met by January 31, 2026, these contracts can be terminated by the Group or the shipyard. In November 2025, the Group amended the shipbuilding contracts to accelerate the delivery dates for Ship XXI and Ship XXII by six months each as reflected in the table below.

Ocean Ships	Expected Delivery
Ship XXI	2030
Ship XXII	2031

Summary of Options for Additional Ocean Ships

In 2024 and 2025, the Group secured the following options for additional ocean ships:

Ocean Ships - Options	Expected Delivery	Option Exercise Date
Ship XXIII	2032	July 2026
Ship XXIV	2032	July 2026
Ship XXV	2033	July 2027
Ship XXVI	2033	July 2027
Ship XXVII	2034	July 2028
Ship XXVIII	2034	July 2028